Concentration of Credit Risks - Schedule of Concentration of Risk by Risk Factor (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Multinational Electronics Contract Manufacturing Company | Revenue
Concentration Risk [Line Items]
Concentration risk				13.00%	19.00%
Multinational Electronics Contract Manufacturing Company | Revenue | IoT
Concentration Risk [Line Items]
Concentration risk			16.00%	13.00%	19.00%
Multinational Electronics Contract Manufacturing Company | Revenue | SEALS Corp
Concentration Risk [Line Items]
Concentration risk	22.00%	20.00%
Multinational Electronics Contract Manufacturing Company | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk				17.00%	19.00%
Multinational Electronics Contract Manufacturing Company | Accounts Receivable | IoT
Concentration Risk [Line Items]
Concentration risk			34.00%	17.00%
Multinational Electronics Contract Manufacturing Company | Accounts Receivable | SEALS Corp
Concentration Risk [Line Items]
Concentration risk	39.00%		34.00%
International Digital Security Company | Revenue | IoT
Concentration Risk [Line Items]
Concentration risk			10.00%	0.00%	0.00%
International Digital Security Company | Revenue | SEALS Corp
Concentration Risk [Line Items]
Concentration risk	12.00%	0.00%
International Digital Security Company | Accounts Receivable | IoT
Concentration Risk [Line Items]
Concentration risk			6.00%	0.00%
International Digital Security Company | Accounts Receivable | SEALS Corp
Concentration Risk [Line Items]
Concentration risk	8.00%		6.00%
Multinational Technology Company | Revenue | SEALS Corp
Concentration Risk [Line Items]
Concentration risk	4.00%	0.00%
Multinational Technology Company | Accounts Receivable | SEALS Corp
Concentration Risk [Line Items]
Concentration risk	16.00%		0.00%
International Equipment and Software Manufacturer | Revenue | IoT
Concentration Risk [Line Items]
Concentration risk			6.00%	10.00%	9.00%
International Equipment and Software Manufacturer | Revenue | SEALS Corp
Concentration Risk [Line Items]
Concentration risk	3.00%	5.00%
International Equipment and Software Manufacturer | Accounts Receivable | IoT
Concentration Risk [Line Items]
Concentration risk			12.00%	0.00%
International Equipment and Software Manufacturer | Accounts Receivable | SEALS Corp
Concentration Risk [Line Items]
Concentration risk	1.00%		12.00%
International Equipment and Product Manufacturer | Revenue | SEALS Corp
Concentration Risk [Line Items]
Concentration risk	2.00%	11.00%
International Equipment and Product Manufacturer | Accounts Receivable | SEALS Corp
Concentration Risk [Line Items]
Concentration risk	0.00%		0.00%
Semiconductor Equipment and Electronic Devices Manufacturing Company | Revenue
Concentration Risk [Line Items]
Concentration risk				5.00%	0.00%
Semiconductor Equipment and Electronic Devices Manufacturing Company | Revenue | IoT
Concentration Risk [Line Items]
Concentration risk			4.00%	5.00%	0.00%
Semiconductor Equipment and Electronic Devices Manufacturing Company | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk				12.00%	0.00%
Semiconductor Equipment and Electronic Devices Manufacturing Company | Accounts Receivable | IoT
Concentration Risk [Line Items]
Concentration risk			0.00%	12.00%
International Telecommunication Company | Revenue | IoT
Concentration Risk [Line Items]
Concentration risk			5.00%	5.00%	6.00%
International Telecommunication Company | Accounts Receivable | IoT
Concentration Risk [Line Items]
Concentration risk			7.00%	11.00%
Provider of Authentications & Security Solutions | Revenue
Concentration Risk [Line Items]
Concentration risk				10.00%	9.00%
Provider of Authentications & Security Solutions | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk				0.00%	10.00%
Multinational Electronics Manufacturing Services Company | Revenue
Concentration Risk [Line Items]
Concentration risk				5.00%	6.00%
Multinational Electronics Manufacturing Services Company | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk				11.00%	13.00%